Retirement Benefits (Details 10)	12 Months Ended
Dec. 31, 2010
Domestic Equity Securities
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Asset allocation ranges, equity, minimum	10.00%
Asset allocation ranges, equity, maximum	30.00%
International Equity Securities
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Asset allocation ranges, equity, minimum	10.00%
Asset allocation ranges, equity, maximum	30.00%
Fixed Income Securities
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Asset allocation ranges, fixed income, minimum	30.00%
Asset allocation ranges, fixed income, maximum	50.00%
Real Estate and Other Securities
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Asset allocation ranges, real estate and other, minimum	10.00%
Asset allocation ranges, real estate and other, maximum	30.00%